Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events after December 31, 2020, the date of issuance of the Consolidated Financial Statements, and has not identified any recordable or disclosable events not otherwise reported in these consolidated financial statements or notes thereto, except for the following:
OnJanuary 8, 2021, PureTech participated in the second closing of Vor’s Series B Preferred Share financing. For consideration of $0.5 million, PureTech received 961,538 shares.
On February 9, 2021, Vor closed its initial public offering of 9,828,017 shares at a price to the public of $18.00 per share. Subsequent to the closing, PureTech held 3,207,200 shares of Vor common stock, representing 8.6 percent of Vor common stock.
On February 9, 2021, PureTech Health sold 1,000,000 common shares of Karuna for aggregate proceeds of $118.0 million. Following the sale PureTech holds 2,406,564 shares of Karuna common stock, representing 8.2 percent of Karuna common stock.